COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 4,240,823	$ 0	$ 0
Operating lease liabilities	4,283,887
Lease cost	$ 1,074,604